Taxation - Summary of Reconciliation Between Actual Income Tax Expense and Accounting Profit (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	¥ 16,027	$ 2,456	¥ 14,167	¥ 13,081
Expected income tax expense at PRC statutory tax rate of 25%	4,007		3,542	3,270
Impact of different tax rates outside Mainland China	(39)		(22)	(47)
Tax effect of preferential tax rate	(140)		(121)	(91)
Additional deduction for qualified research and development costs	(268)		(139)	(80)
Tax effect of non-deductible expenses	447		366	501
Tax effect of non-taxable income from share of net profit of joint ventures	(197)		(162)	(150)
Tax effect of non-taxable income from share of net profit of associates	(332)		(274)	(369)
Under/(over) provision in respect of prior years	40		(250)	18
Tax effect of unused tax losses not recognized, net of utilization	(68)		(79)	(162)
Others			(66)	(66)
Income tax expenses	¥ 3,450	$ 528	¥ 2,795	¥ 2,824